Cover Page	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38685
Entity Tax Identification Number	83-0632724
Entity Address, Address Line One	5000 Executive Parkway
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	650
Local Phone Number	523-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GDYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001743725
Amendment Flag	false